OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Payable for purchase of plant and equipment		¥ 1,262	¥ 3,249
Payable for purchase of land use rights		620	620
Payable for purchase of construction-in-progress		12,776	16,932
Professional fee payable		1,500	1,575
Salaries and bonus payable		10,869	10,468
Accrued interest		1,813	1,827
Other taxes payable		731	773
Deposits from growers		969	2,832
Deposits from others		2,035	1,614
Payable for labor union, housing fund and education expenses		738	680
Loans from employees of Denong		0	310
Loans from third parties		0	3,600
Deferred government subsidies		9,575	13,718
Others		7,410	9,755
Other Payables and Accrued Expenses Current	$ 7,907	¥ 50,298	¥ 67,953